[INVESTORS
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Bank & Trust Company Letterhead]

								March 1, 1996

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE:     Lincoln Advisor Funds, Inc.
	File Nos. 33-67490 and 811-07972

Ladies and Gentlemen:

	Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of Lincoln Advisor Funds, Inc. (the "Fund"), the undersigned certifies that (i) the form of the Fund's Prospectus dated March 1, 1996 (including a Supplement dated March 1, 1996) and Statement of Additional Information dated March 1, 1996 that would have been filed under paragraph
(c) of Rule 497 would not have differed from those contained in Post-Effective Amendment ("PEA") No. 4, the most recent amendment to the Registration Statement on Form N-1A, which became effective with the Commission on February 29, 1996, and
(ii) the text of PEA No. 4 was filed electronically via EDGAR on February 28, 1996.

	  Questions regarding this filing should be directed to the undersigned at (617) 330-6413, or in her absence, to George
Boyd, Esq. at (617) 330-6011.

						     Very truly yours,

						     /s/ Susan C. Mosher

						     Susan C. Mosher, Esq.